Employee Retirement and Severance Benefits (Accumulated Benefit Obligation for All Defined Benefit Plans) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Japan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 883,462	¥ 879,136
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	¥ 462,306	¥ 460,536